10. STOCK OPTION PLANS (Details Narrative) - USD ($)	6 Months Ended	10 Months Ended
	Jun. 16, 2017	Nov. 12, 2017	Dec. 31, 2018	Dec. 31, 2017
Unrecognized compensation cost			$ 0	$ 0
Individual [Member]
Options granted	90,000
Vesting period	2 years
Option expiration date	Jun. 16, 2024
Four Individuals [Member]
Options granted		340,000
Option expiration date		Nov. 12, 2027
Four Individuals [Member] | Directors [Member]
Options granted		320,000
2016 Plan [Member]
Shares authorized under plan			12,000,000
Shares available for grant			11,810,000